UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Cobalt Capital Management, Inc.

Address:    237 Park Avenue, Suite 900
            New York, New York 10017

13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Wayne Cooperman
Title:      President
Phone:      (212) 808-3756

Signature, Place and Date of Signing:


  /s/ Wayne Cooperman           New York, New York          May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  $1,318,339
                                        (in thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----

1.    028-13397              Cobalt Offshore Master Fund LP

2.    028-10572              Cobalt Partners, L.P.

3.    028-12326              Cobalt Partners II, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                            March 31, 2013
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5     COLUMN 6     COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION     MNGRS    SOLE     SHARED NONE
--------------                --------------    -----      -------   -------   --- ---- ----------     -----    ----     ------ ----
AGRIUM INC                    COM              008916108  13,680       140,304 SH       SHARED-DEFINED 1, 2, 3    140,304
ALPHA NATURAL RESOURCES INC   NOTE  2.375% 4/1 02076XAA0   4,748     4,964,000 PRN      SHARED-DEFINED 1, 2, 3  4,964,000
AMERICAN INTL GROUP INC       COM NEW          026874784  23,238       598,600 SH       SHARED-DEFINED 1, 2, 3    598,600
ASHLAND INC NEW               COM              044209104   1,922        25,873 SH       SHARED-DEFINED 1, 2, 3     25,873
ASSURED GUARANTY LTD          COM              G0585R106  25,773     1,250,500 SH       SHARED-DEFINED 1, 2, 3  1,250,500
ATLAS ENERGY LP               COM UNITS LP     04930A104  29,803       676,721 SH       SHARED-DEFINED 1, 2, 3    676,721
ATLAS RESOURCE PARTNERS LP    COM UNT LTD PR   04941A101  18,860       779,676 SH       SHARED-DEFINED 1, 2, 3    779,676
AXIALL CORP                   COM              05463D100  10,383       167,032 SH       SHARED-DEFINED 1, 2, 3    167,032
BANK OF AMERICA CORPORATION   COM              060505104   2,436       200,000 SH       SHARED-DEFINED 1, 2, 3    200,000
BARRICK GOLD CORP             COM              067901108   8,820       300,000 SH       SHARED-DEFINED 1, 2, 3    300,000
BERRY PETE CO                 CL A             085789105  10,353       223,665 SH       SHARED-DEFINED 1, 2, 3    223,665
BP PLC                        SPONSORED ADR    055622104   8,470       200,000 SH       SHARED-DEFINED 1, 2, 3    200,000
CABOT OIL & GAS CORP          COM              127097103  24,091       356,327 SH       SHARED-DEFINED 1, 2, 3    356,327
CAPITAL ONE FINL CORP         COM              14040H105   5,495       100,000 SH       SHARED-DEFINED 1, 2, 3    100,000
CHEVRON CORP NEW              COM              166764100  11,882       100,000 SH       SHARED-DEFINED 1, 2, 3    100,000
CHIMERA INVT CORP             COM              16934Q109  27,234     8,537,300 SH       SHARED-DEFINED 1, 2, 3  8,537,300
CITIGROUP INC                 COM NEW          172967424  13,272       300,000 SH       SHARED-DEFINED 1, 2, 3    300,000
COBALT INTL ENERGY INC        COM              19075F106  15,146       537,091 SH       SHARED-DEFINED 1, 2, 3    537,091
CONSOL ENERGY INC             COM              20854P109   6,730       200,000 SH       SHARED-DEFINED 1, 2, 3    200,000
COPART INC                    COM              217204106   3,427       100,000 SH       SHARED-DEFINED 1, 2, 3    100,000
CUMMINS INC                   COM              231021106   9,265        80,000 SH       SHARED-DEFINED 1, 2, 3     80,000
CYTEC INDS INC                COM              232820100  23,623       318,883 SH       SHARED-DEFINED 1, 2, 3    318,883
DANA HLDG CORP                COM              235825205  23,266     1,304,900 SH       SHARED-DEFINED 1, 2, 3  1,304,900
DELPHI AUTOMOTIVE PLC         SHS              G27823106  19,980       450,000 SH       SHARED-DEFINED 1, 2, 3    450,000
DELTA AIR LINES INC DEL       COM NEW          247361702  52,089     3,155,000 SH       SHARED-DEFINED 1, 2, 3  3,155,000
DENBURY RES INC               COM NEW          247916208   4,061       217,763 SH       SHARED-DEFINED 1, 2, 3    217,763
DEVON ENERGY CORP NEW         COM              25179M103   5,642       100,000 SH       SHARED-DEFINED 1, 2, 3    100,000
EAGLE MATERIALS INC           COM              26969P108  28,600       429,236 SH       SHARED-DEFINED 1, 2, 3    429,236
EOG RES INC                   COM              26875P101   2,561        20,000 SH       SHARED-DEFINED 1, 2, 3     20,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857  13,240       400,000 SH       SHARED-DEFINED 1, 2, 3    400,000
GOLDMAN SACHS GROUP INC       COM              38141G104  31,402       213,400 SH       SHARED-DEFINED 1, 2, 3    213,400
HARTFORD FINL SVCS GROUP INC  COM              416515104  54,513     2,112,901 SH       SHARED-DEFINED 1, 2, 3  2,112,901
HARVEST NATURAL RESOURCES IN  COM              41754V103   1,137       324,006 SH       SHARED-DEFINED 1, 2, 3    324,006
HCA HOLDINGS INC              COM              40412C101  12,189       300,000 SH       SHARED-DEFINED 1, 2, 3    300,000
HERTZ GLOBAL HOLDINGS INC     COM              42805T105   2,226       100,000 SH       SHARED-DEFINED 1, 2, 3    100,000
HESS CORP                     COM              42809H107   7,161       100,000 SH       SHARED-DEFINED 1, 2, 3    100,000
HOLLYFRONTIER CORP            COM              436106108   3,120        60,650 SH       SHARED-DEFINED 1, 2, 3     60,650
KKR FINL HLDGS LLC            COM              48248A306  35,386     3,196,558 SH       SHARED-DEFINED 1, 2, 3  3,196,558
LEAR CORP                     COM NEW          521865204   9,547       174,000 SH       SHARED-DEFINED 1, 2, 3    174,000
LENNAR CORP                   CL A             526057104  45,923     1,107,114 SH       SHARED-DEFINED 1, 2, 3  1,107,114
LIBERTY GLOBAL INC            COM SER C        530555309   6,863       100,000 SH       SHARED-DEFINED 1, 2, 3    100,000
LIBERTY GLOBAL INC            COM SER A        530555101  11,007       150,000 SH       SHARED-DEFINED 1, 2, 3    150,000
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100  69,330     1,095,436 SH       SHARED-DEFINED 1, 2, 3  1,095,436
MARATHON PETE CORP            COM              56585A102  88,222       984,616 SH       SHARED-DEFINED 1, 2, 3    984,616
MGIC INVT CORP WIS            COM              552848103   6,239     1,260,493 SH       SHARED-DEFINED 1, 2, 3  1,260,493
NAVISTAR INTL CORP NEW        COM              63934E108   5,186       150,000 SH       SHARED-DEFINED 1, 2, 3    150,000
NEWCASTLE INVT CORP           COM              65105M108   2,401       214,926 SH       SHARED-DEFINED 1, 2, 3    214,926
NRG ENERGY INC                COM NEW          629377508  45,227     1,707,340 SH       SHARED-DEFINED 1, 2, 3  1,707,340
NYSE EURONEXT                 COM              629491101  25,966       672,000 SH       SHARED-DEFINED 1, 2, 3    672,000
OCCIDENTAL PETE CORP DEL      COM              674599105  37,312       476,100 SH       SHARED-DEFINED 1, 2, 3    476,100
PIONEER NAT RES CO            COM              723787107  38,368       308,800 SH       SHARED-DEFINED 1, 2, 3    308,800
PRUDENTIAL FINL INC           COM              744320102  43,428       736,200 SH       SHARED-DEFINED 1, 2, 3    736,200
RADIAN GROUP INC              COM              750236101  10,710     1,000,000 SH       SHARED-DEFINED 1, 2, 3  1,000,000
RAYONIER INC                  COM              754907103  15,972       267,679 SH       SHARED-DEFINED 1, 2, 3    267,679
SCHLUMBERGER LTD              COM              806857108  10,228       136,567 SH       SHARED-DEFINED 1, 2, 3    136,567
SPDR GOLD TRUST               GOLD SHS         78463V107  41,151       266,400 SH       SHARED-DEFINED 1, 2, 3    266,400
TENET HEALTHCARE CORP         COM NEW          88033G407  26,769       562,600 SH       SHARED-DEFINED 1, 2, 3    562,600
TENNECO INC                   COM              880349105   6,647       169,100 SH       SHARED-DEFINED 1, 2, 3    169,100
THERMO FISHER SCIENTIFIC INC  COM              883556102  31,324       409,524 SH       SHARED-DEFINED 1, 2, 3    409,524
TRANSOCEAN LTD                REG SHS          H8817H100  26,154       503,346 SH       SHARED-DEFINED 1, 2, 3    503,346
TYSON FOODS INC               CL A             902494103   5,171       208,324 SH       SHARED-DEFINED 1, 2, 3    208,324
VISTEON CORP                  COM NEW          92839U206  25,503       441,995 SH       SHARED-DEFINED 1, 2, 3    441,995
WESTERN REFNG INC             COM              959319104  26,426       746,300 SH       SHARED-DEFINED 1, 2, 3    746,300
WESTLAKE CHEM CORP            COM              960413102   4,675        50,000 SH       SHARED-DEFINED 1, 2, 3     50,000
WHITING PETE CORP NEW         COM              966387102  53,047     1,043,407 SH       SHARED-DEFINED 1, 2, 3  1,043,407
WISDOMTREE TRUST              JAPN HEDGE EQT   97717W851   4,319       100,000 SH       SHARED-DEFINED 1, 2, 3    100,000

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